COMMON STOCK AND CONVERTIBLE PREFERRED STOCK (Details 3) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant Liability at beginning	$ 7,632	$ 764	$ 2,272
(Decrease) increase in fair value		3,345	(1,508)
Fair value of warrants at issuance		3,523
Warrant Liability at beginning		7,632	764
Airspan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant Liability at beginning	7,632
(Decrease) increase in fair value	4,517
Fair value of warrants at issuance	142
Warrant Liability at beginning	12,291	7,632
Series D 1 Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant Liability at beginning	4,109	764	2,272
(Decrease) increase in fair value		3,345	(1,508)
Fair value of warrants at issuance
Warrant Liability at beginning		4,109	764
Series D 1 Warrants [Member] | Airspan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant Liability at beginning	4,109
(Decrease) increase in fair value	3,541
Fair value of warrants at issuance
Warrant Liability at beginning	7,650	4,109
Series H Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant Liability at beginning	3,523
(Decrease) increase in fair value
Fair value of warrants at issuance		3,523
Warrant Liability at beginning		3,523
Series H Warrants [Member] | Airspan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant Liability at beginning	3,523
(Decrease) increase in fair value	976
Fair value of warrants at issuance	142
Warrant Liability at beginning	$ 4,641	$ 3,523